UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Simmons
Title:     Senior Compliance Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  Meredith Simmons               New York, New York       August 15, 2011
-----------------------------      ----------------------     ---------------
/s/ by Meredith Simmons with            [City, State]              [Date]
    Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              19
                                            --------------------

Form 13F Information Table Value Total:          $3,086,476
                                            --------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

         Column 1              Column 2     Column 3   Column 4   Column 5            Column 6   Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           VOTING
                               TITLE OF                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER   AUTHORITY
      NAME OF ISSUER             CLASS        CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED   NONE
AMERICAN INTL GROUP INC         COM NEW     026874784  33,712   1,149,790   SH          Sole              1,149,790

BABCOCK & WILCOX CO NEW           COM       05615F102  325,386  11,742,531  SH          Sole              11,742,531

BP PLC                       SPONSORED ADR  055622104  363,748  8,212,878   SH          Sole              8,212,878

CBS CORP NEW                     CL B       124857202  185,922  6,525,855   SH          Sole              6,525,855

CIT GROUP INC                   COM NEW     125581801  177,048  4,000,179   SH          Sole              4,000,179

CLEAR CHANNEL OUTDOOR HLDGS      CL A       18451C109  64,426   5,072,946   SH          Sole              5,072,946

COLONY FINL INC                   COM       19624R106  26,148   1,447,058   SH          Sole              1,447,058

FORTUNE BRANDS INC                COM       349631101  352,590  5,529,085   SH          Sole              5,529,085

DELTA AIR LINES INC DEL         COM NEW     247361702  105      11,487      SH          Sole              11,487

GOLDEN ENTERPRISES INC            COM       381010107  1,936    556,417     SH          Sole              556,417

HUBBELL INC                      CL A       443510102  25,257   422,569     SH          Sole              422,069

HUBBELL INC                      CL B       443510201  105,150  1,618,939   SH          Sole              1,618,939

IRON MTN INC                      COM       462846106  116,327  3,412,335   SH          Sole              3,412,335

LUBRIZOL CORP                     COM       549271104  140,558  1,046,829   SH          Sole              1,046,829

PFIZER INC                        COM       717081103  255,273  12,391,900  SH          Sole              12,391,900

SOUTHERN UN CO NEW                COM       844030106  211,818  5,275,663   SH          Sole              5,275,663

USEC INC                          COM       90333E108  14,842   4,443,603   SH          Sole              4,443,603

VERISIGN INC                SDCV 3.250% 8/1 92343EAD4  489,044  422,500,000 PRN         Sole              422,500,000

WELLPOINT INC                     COM       94973V107  197,186  2,503,310   SH          Sole              2,503,310